Judicial Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Judicial deposits	R$ 394,364	R$ 634,712
Taxes Claims [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	229,141	482,002
Labor Claims [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	88,398	84,107
Civil [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	47,919	43,081
Easements [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	21,564	19,340
Customers [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	5,865	5,723
Others [Member]
Disclosure of fair value measurement of assets [line items]
Longterm deposits	R$ 1,477	R$ 459